Other non-current assets narrative (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Year	Feb. 03, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Other non current assets [line items]
Fluidda - Notional amount	€ 2,500
Fluidda - Interest rate	10.00%
Fluidda - Maturity years | Year	7
AM Flow fair value	€ 307			€ 306
Fluidda - Carrying value	3,560
Fair value adjustment in Equity investment	3,443
Borrowings	99,107		€ 115,110		€ 127,938
Link3D, Inc. [Member]
Other non current assets [line items]
Borrowings	€ 2,500
Borrowings, interest rate	3.25%
Borrowings, maturity	April 9, 2031
Current borrowing capacity | $		$ 700
Additional borrowing capacity | $		$ 1,800,000
African Drive NV [Member]
Other non current assets [line items]
Investments accounted for using equity method	€ 92